INCOME AND EXPENSES ITEMS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Other Operating Income
7(a)    Other operating income

	2022	2021	2020
	US$’000	US$’000	US$’000
Gain on disposal of investment property	271	—	—
Gain on disposal of assets classified as held for sale	240	—	—
Gain on disposal of property, plant, and equipment	132	318	239
Rental income	254	179	199
Reversal of allowance for other receivable	—	—	80
Reversal of allowance for trade receivables for related parties	1	—	11
Reversal of allowance for trade receivable	—	—	—
Other operating income – others	129	90	285
Total other operating income	1,027	587	814

Summary of Other Operating Expenses
7(b)    Other operating expenses

	2022	2021	2020
	US$’000	US$’000	US$’000
Allowance for trade receivables	509	205	124
Allowance for trade receivables for related parties	—	15	—
Impairment of property, plant, and equipment	—	7	4
Other operating expenses – others	3	—	1
Total other operating expenses	512	227	129

Summary of Finance Costs and Finance Income
7(c)    Finance costs

	2022	2021	2020
	US$’000	US$’000	US$’000
Interest on debts and borrowings	1,408	1,027	536
Interest on leases liabilities	80	70	79
Total interest expenses	1,488	1,097	615
Banking charges	162	154	129
Total finance costs	1,650	1,251	744
7(d)    Finance income

	2022	2021	2020
	US$’000	US$’000	US$’000
Interest income	120	123	320
Total finance income	120	123	320

Summary of Other Income and Other Expenses
7(e)    Other income

	2022	2021	2020
	US$’000	US$’000	US$’000
Government grants	639	271	973
Net gain on financial instruments	33	259	3
Dividend income	97	106	108
Other income	120	35	89
Total other income	889	671	1,173
The government grants for year 2020 due to the COVID-19 epidemic is US$882K.
7(f)    Other expenses

	2022	2021	2020
	US$’000	US$’000	US$’000
Others	3	1	1
Total other expenses	3	1	1

Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements
7(g)    Depreciation, amortization and lease expense included in the consolidated income statements

	2022	2021	2020
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	4,278	3,863	3,893
Depreciation – right of use assets	133	127	121
Amortization – intangible assets	24	21	19
Lease expenses	1	1	2
Included in selling expenses:
Depreciation – tangible assets	116	108	92
Depreciation – right of use assets	167	144	113
Amortization – intangible assets	—	—	1
Lease expenses	1	1	1
Included in general and administrative expenses:
Depreciation – tangible assets	538	619	590
Depreciation – right of use assets	382	390	387
Amortization – intangible assets	21	26	42
Depreciation – investment property	176	196	144
Lease expenses	12	4	14
	5,849	5,500	5,419

Summary of Employee Benefits Expenses
7(h)    Employee benefits expenses

	2022	2021	2020
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	12,555	14,088	13,065
Labor and health insurance costs	79	77	71
Pension costs	886	828	736
Other employment benefits	734	843	702
Included in selling expenses:
Wages and salaries	3,881	4,191	3,557
Labor and health insurance costs	9	8	7
Pension costs	337	360	300
Other employment benefits	25	36	14
Included in general and administrative expenses:
Wages and salaries	7,950	8,435	8,861
Labor and health insurance costs	103	104	89
Pension costs	608	661	640
Director fees	412	587	1,065
Other employment benefits	138	222	186
Total employee benefits expenses	27,717	30,440	29,293